Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets are mainly comprised of the intellectual property underlying:
(i)The exclusive license agreement with the Scripps Research Institute, University of Chicago and Brigham Young
University for which the Group paid a milestone of €45 thousand in September 2019 as a result of an IND filling of
ABX196. The value in use and the fair value less costs to disposal of the ABX196 CGU being nil as of December 31,
2022, a €45 thousand impairment loss was recorded during the year ended December 31, 2022 (see Note 6).
(ii)The collaboration and license agreement with the CNRS, Montpellier 2 university and the Curie for which the Group paid a milestone of €40 thousand in September 2019 as a result of the entry in phase 2 of ABX464.
(iii)Patents acquired through the acquisition of Prosynergia of €6,529 thousand (cf. Note 4). The patents are not yet amortized, similarly to licenses, and are included in the ABX464 CGU for impairment test purposes.

Licenses and patents recognized as Intangible assets are not amortized since they are not operating in a manner intended by the management. As a consequence, and in accordance with IAS 36, those assets were subject to an annual impairment test as of
December 31, 2021, 2022 and 2023, which did not result in any impairment loss being recognized except for the above-mentioned
€45 thousand impairment loss recorded during the year ended December 31, 2022.

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2021	85	24			110
Acquisition	—	—	—	—	—
Disposal	—	—	—	—	—
Transfer	—	—	—	—	—
AS OF DECEMBER 31, 2021	85	24	—	—	110
Acquisition	35	—	6,529		6,564
Disposal	—	—	—	—	—
Transfer	—	—	—	—	—
AS OF DECEMBER 31, 2022	120	24	6,529	—	6,673
Acquisition	—	—		—	—
Disposal					—
Transfer			—		—
AS OF DECEMBER 31, 2023	120	24	6,529	—	6,673

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2021	0	-12			-12
Increase	0	-4	0	0	-4
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2021	0	-17	0	0	-17
Increase	-45	-4	0	0	-50
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2022	-45	-21	0	0	-66
Increase	0	-3	0	0	-2
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2023	-45	-24	0	0	-69

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
NET BOOK VALUES
AS OF JANUARY 1, 2021	85	12	—	—	97
AS OF DECEMBER 31, 2021	85	8	—	—	93
AS OF DECEMBER 31, 2022	75	3	6,529	—	6,607
AS OF DECEMBER 31, 2023	75	—	6,529	—	6,604